Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Grant and collaboration revenue	$ 1,075,270	$ 828,918	$ 428,081
Operating expenses:
Research and development	2,017,350	1,970,859	1,693,102
General and administrative	1,232,368	2,131,426	1,429,731
Total operating expenses	3,249,718	4,102,285	3,122,833
Loss from operations	(2,174,448)	(3,273,367)	(2,694,752)
Other income:
Interest income	4,286	1,666	5,465
Total other income	4,286	1,666	5,465
Net loss	$ (2,170,162)	$ (3,271,701)	$ (2,689,287)
Basic and diluted:
Loss per common share (in dollars per share)	$ (0.03)	$ (0.08)	$ (0.08)
Weighted average shares outstanding (in shares)	68,605,817	41,516,514	31,950,813